Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and the NEOs other than the PEO (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)˒(2)˒(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1), (2), (3)	Value of Initial Fixed $100 Investment based on:(4)		Net Loss	Cash, Cash Equivalents and Marketable Securities
	($)	($)	($)	($)	TSR	Peer Group TSR	($ Thousands)	($ Millions)(5)
					($)	($)
2024	16,930,872	5,805,446	4,537,268	1,038,390	183.57	93.49	(274,477)	1,082.2
2023	5,995,440	15,717,471	2,015,255	4,046,732	254.14	94.03	(112,961)	623.6
2022	3,327,004	1,791,509	2,013,622	1,751,673	129.79	89.90	(58,655)	373.1
2021	3,848,871	7,282,432	2,467,285	2,370,485	168.86	100.02	(49,762)	368.1

(1) Yujiro S. Hata was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024
Paul A. Stone	Michael A. White	Paul A. Stone	Michael A. White
Michael A. White	Darrin M. Beaupre	Michael A. White	Darrin M. Beaupre
Michael Dillon		Darrin M. Beaupre	Jason S. Throne
		Jason S. Throne	Stuart C. Dorman
		Andres Ruiz Briseno	Andres Ruiz Briseno

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total column with certain adjustments as described in footnote 3 below.

(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs. The amounts excluded or included for 2024 are set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the amounts from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Option Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
	($)	($)	($)	($)
2024	16,930,872	(15,946,272)	4,820,846	5,805,446
2023	5,995,440	(5,083,440)	14,805,471	15,717,471
2022	3,327,004	(2,475,304)	939,809	1,791,509
2021	3,848,871	(3,050,151)	6,483,712	7,282,432

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2024	4,537,268	(4,043,593)	544,715	1,038,390
2023	2,015,255	(1,443,635)	3,475,112	4,046,732
2022	2,013,622	(1,630,380)	1,368,431	1,751,673
2021	2,467,285	(1,941,516)	1,844,716	2,370,485

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total - Inclusion of Equity Values for PEO
	($)	($)	($)	($)	($)
2024	8,026,763	(3,125,931)	(79,986)	—	4,820,846
2023	11,289,648	3,002,655	513,168	—	14,805,471
2022	3,608,304	(869,464)	(1,799,031)	—	939,809
2021	3,378,987	1,499,572	1,605,153	—	6,483,712

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)
2024	1,896,503	(797,851)	(29,557)	(524,380)	544,715
2023	2,379,453	1,103,612	217,924	(225,877)	3,475,112
2022	1,870,247	(327,270)	(174,546)	—	1,368,431
2021	1,634,975	176,283	244,860	(211,402)	1,844,716

(4) The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5) We determined Cash, Cash Equivalents and Marketable Securities to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024.

Company Selected Measure Name	Cash, Cash Equivalents and Marketable Securities
Named Executive Officers, Footnote

(1) Yujiro S. Hata was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024
Paul A. Stone	Michael A. White	Paul A. Stone	Michael A. White
Michael A. White	Darrin M. Beaupre	Michael A. White	Darrin M. Beaupre
Michael Dillon		Darrin M. Beaupre	Jason S. Throne
		Jason S. Throne	Stuart C. Dorman
		Andres Ruiz Briseno	Andres Ruiz Briseno

Peer Group Issuers, Footnote

(4) The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 16,930,872	$ 5,995,440	$ 3,327,004	$ 3,848,871
PEO Actually Paid Compensation Amount	$ 5,805,446	15,717,471	1,791,509	7,282,432
Adjustment To PEO Compensation, Footnote

(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs. The amounts excluded or included for 2024 are set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the amounts from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Option Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
	($)	($)	($)	($)
2024	16,930,872	(15,946,272)	4,820,846	5,805,446
2023	5,995,440	(5,083,440)	14,805,471	15,717,471
2022	3,327,004	(2,475,304)	939,809	1,791,509
2021	3,848,871	(3,050,151)	6,483,712	7,282,432

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2024	4,537,268	(4,043,593)	544,715	1,038,390
2023	2,015,255	(1,443,635)	3,475,112	4,046,732
2022	2,013,622	(1,630,380)	1,368,431	1,751,673
2021	2,467,285	(1,941,516)	1,844,716	2,370,485

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total - Inclusion of Equity Values for PEO
	($)	($)	($)	($)	($)
2024	8,026,763	(3,125,931)	(79,986)	—	4,820,846
2023	11,289,648	3,002,655	513,168	—	14,805,471
2022	3,608,304	(869,464)	(1,799,031)	—	939,809
2021	3,378,987	1,499,572	1,605,153	—	6,483,712

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)
2024	1,896,503	(797,851)	(29,557)	(524,380)	544,715
2023	2,379,453	1,103,612	217,924	(225,877)	3,475,112
2022	1,870,247	(327,270)	(174,546)	—	1,368,431
2021	1,634,975	176,283	244,860	(211,402)	1,844,716

Non-PEO NEO Average Total Compensation Amount	$ 4,537,268	2,015,255	2,013,622	2,467,285
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,038,390	4,046,732	1,751,673	2,370,485
Adjustment to Non-PEO NEO Compensation Footnote

(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs. The amounts excluded or included for 2024 are set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the amounts from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Option Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
	($)	($)	($)	($)
2024	16,930,872	(15,946,272)	4,820,846	5,805,446
2023	5,995,440	(5,083,440)	14,805,471	15,717,471
2022	3,327,004	(2,475,304)	939,809	1,791,509
2021	3,848,871	(3,050,151)	6,483,712	7,282,432

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2024	4,537,268	(4,043,593)	544,715	1,038,390
2023	2,015,255	(1,443,635)	3,475,112	4,046,732
2022	2,013,622	(1,630,380)	1,368,431	1,751,673
2021	2,467,285	(1,941,516)	1,844,716	2,370,485

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total - Inclusion of Equity Values for PEO
	($)	($)	($)	($)	($)
2024	8,026,763	(3,125,931)	(79,986)	—	4,820,846
2023	11,289,648	3,002,655	513,168	—	14,805,471
2022	3,608,304	(869,464)	(1,799,031)	—	939,809
2021	3,378,987	1,499,572	1,605,153	—	6,483,712

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)
2024	1,896,503	(797,851)	(29,557)	(524,380)	544,715
2023	2,379,453	1,103,612	217,924	(225,877)	3,475,112
2022	1,870,247	(327,270)	(174,546)	—	1,368,431
2021	1,634,975	176,283	244,860	(211,402)	1,844,716

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid, Company Total Shareholder Return (“TSR”), and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the Nasdaq Biotechnology Index TSR over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Cash, Cash Equivalents and Marketable Securities

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Cash, Cash Equivalents and Marketable Securities during the four most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measure that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and the Non-PEO NEOs for 2024 to Company performance.

Cash, Cash Equivalents and Marketable Securities

Total Shareholder Return Amount	$ 183.57	254.14	129.79	168.86
Peer Group Total Shareholder Return Amount	93.49	94.03	89.9	100.02
Net Income (Loss)	$ (274,477,000)	$ (112,961,000)	$ (58,655,000)	$ (49,762,000)
Company Selected Measure Amount	1,082,200,000	623,600,000	373,100,000	368,100,000
PEO Name	Yujiro S. Hata	Yujiro S. Hata	Yujiro S. Hata	Yujiro S. Hata
Measure:: 1
Pay vs Performance Disclosure
Name	Cash, Cash Equivalents and Marketable Securities
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,820,846	$ 14,805,471	$ 939,809	$ 6,483,712
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,946,272)	(5,083,440)	(2,475,304)	(3,050,151)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,026,763	11,289,648	3,608,304	3,378,987
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,125,931)	3,002,655	(869,464)	1,499,572
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,986)	513,168	(1,799,031)	1,605,153
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	544,715	3,475,112	1,368,431	1,844,716
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,043,593)	(1,443,635)	(1,630,380)	(1,941,516)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,896,503	2,379,453	1,870,247	1,634,975
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(797,851)	1,103,612	(327,270)	176,283
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,557)	217,924	$ (174,546)	244,860
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (524,380)	$ (225,877)		$ (211,402)